
[Logo - American Funds/(R)/]                The right choice for the long term/(R)/

The Income Fund
of America/(R)/

CLASS    TICKER   F-1....  IFAFX    529-C..  CIMCX
A......  AMECX    F-2....  AMEFX    529-E..  CIMEX
B......  IFABX    529-A..  CIMAX    529-F-1  CIMFX
C......  IFACX    529-B..  CIMBX

 SUMMARY
 PROSPECTUS

 October 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED OCTOBER 1, 2009, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.


Investment objectives

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the fund's prospectus and on page 59 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your
 investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed     5.75%  none   none   none      none
 on purchases (as a percentage of
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)
-------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.13    0.13    0.17    0.13      0.16
-------------------------------------------------------------------------------
 Total annual fund operating         0.64    1.41    1.45    0.66      0.44
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.22    0.23    0.22    0.22      0.22
-------------------------------------------------------------------------------
 Total annual fund operating         0.70    1.51    1.50    1.00      0.50
 expenses
-------------------------------------------------------------------------------

                                       1

The Income Fund of America / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $637    $768    $  911     $1,327
---------------------------------------------------------------------
 B                                 644     846       971      1,481
---------------------------------------------------------------------
 C                                 248     459       792      1,735
---------------------------------------------------------------------
 F-1                                67     211       368        822
---------------------------------------------------------------------
 F-2                                45     141       246        555
---------------------------------------------------------------------
 529-A                             662     825     1,001      1,501
---------------------------------------------------------------------
 529-B                             673     916     1,081      1,684
---------------------------------------------------------------------
 529-C                             272     513       876      1,890
---------------------------------------------------------------------
 529-E                             122     358       611      1,328
---------------------------------------------------------------------
 529-F-1                            71     200       339        735
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $144    $446     $771      $1,481
---------------------------------------------------------------------
 C                                 148     459      792       1,735
---------------------------------------------------------------------
 529-B                             173     516      881       1,684
---------------------------------------------------------------------
 529-C                             172     513      876       1,890
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 49%
of the average value of its portfolio.

                                       2

                                The Income Fund of America / Summary prospectus

Principal investment strategies

Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in

                                       3

The Income Fund of America / Summary prospectus


lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

                                       4

                                The Income Fund of America / Summary prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                           11.37%  (quarter ended June 30, 2003)
LOWEST                           -15.43%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes              12/1/73          -32.93%  -0.46%    3.16%      10.85%
   - After taxes on                             -33.70   -1.68     1.39         N/A
     distributions
   - After taxes on distributions and sale of   -20.80   -0.51     1.96         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------

 B                               3/15/00      -32.81%  -0.35%     3.98%
--------------------------------------------------------------------------
 C                               3/15/01      -30.14   -0.11      2.52
--------------------------------------------------------------------------
 F-1                             3/15/01      -28.87    0.67      3.31
--------------------------------------------------------------------------
 529-A                           2/15/02      -33.01   -0.56      2.27
--------------------------------------------------------------------------
 529-B                           2/19/02      -32.92   -0.52      2.42
--------------------------------------------------------------------------
 529-C                           2/19/02      -30.21   -0.19      2.43
--------------------------------------------------------------------------
 529-E                           2/25/02      -29.11    0.33      2.80
--------------------------------------------------------------------------
 529-F-1                         9/17/02      -28.78    0.75      4.73

 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                              -36.99%  -2.19%    -1.38%      10.05%
 Barclays Capital U.S. Aggregate
 Index                                  5.24    4.65      5.63         N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index            -20.13    0.74      2.52         N/A
 Class A annualized 30-day yield at July 31, 2009: 4.86%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective. See page 10 of the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

The Income Fund of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 HILDA L. APPLBAUM            12 years         Senior Vice President -
 Vice Chairman                                 Capital World Investors
 of the Board
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             13 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           36 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DINA N. PERRY                17 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ANDREW B. SUZMAN             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 JOANNA F. JONSSON             6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 JOHN H. SMET                 17 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 STEVEN T. WATSON              6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE            6 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES R. MULALLY              3 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

                                       6

                                The Income Fund of America / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007;
telephoning (800/421-0180); faxing (317/735-6636) American Funds Service
Company; or accessing our website (americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                  Investment Company File No. 811-01880
                                                                                               MFGEIP-906-1009P Litho in USA CGD/B/8013
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

                                       7

The Income Fund of America / Summary prospectus


[Logo - American Funds/(R)/]            The right choice for the long term/(R)/

The Income Fund
of America/(R)/

CLASS         TICKER        R-3.........  RIDCX
A...........  AMECX         R-4.........  RIDEX
R-1.........  RIDAX         R-5.........  RIDFX
R-2.........  RIDBX         R-6.........  RIDGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 October 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN
 ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
 E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
 RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED
 OCTOBER 1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT
 PLAN PROSPECTUS.


Investment objectives

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the fund's prospectus and in the "Sales charge reductions and waivers" section on page 59 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------

 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none
-------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.13   0.18   0.53   0.22   0.17   0.12     0.07/*/
-------------------------------------------------------------------------------
 Total annual fund          0.64   1.46   1.56   1.00   0.70   0.40     0.35
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Income Fund of America / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $637    $768     $911      $1,327
--------------------------------------------------------------------
 R-1                              149     462      797       1,746
--------------------------------------------------------------------
 R-2                              159     493      850       1,856
--------------------------------------------------------------------
 R-3                              102     318      552       1,225
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6                               36     113      197         443
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 49%
of the average value of its portfolio.

                                       2

                                The Income Fund of America / Summary prospectus

Principal investment strategies

Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in

                                       3

The Income Fund of America / Summary prospectus


lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

                                       4

                                The Income Fund of America / Summary prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                          11.37%  (quarter ended June 30, 2003)
LOWEST                          -15.43%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       12/1/73      -32.93%  -0.46%    3.16%      10.85%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/17/02      -29.49%  -0.14%     2.25%
------------------------------------------------------------------
 R-2                     5/31/02      -29.55   -0.16      1.80
------------------------------------------------------------------
 R-3                      6/4/02      -29.19    0.31      2.46
------------------------------------------------------------------
 R-4                     6/27/02      -28.94    0.62      3.46
------------------------------------------------------------------
 R-5                     5/15/02      -28.73    0.92      2.86

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                              -36.99%  -2.19%    -1.38%      10.05%
 Barclays Capital U.S. Aggregate
 Index                                  5.24    4.65      5.63         N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index            -20.13    0.74      2.52         N/A
 Class A annualized 30-day yield at July 31, 2009: 4.86%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective. See page 10 of the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

                                       5

The Income Fund of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 HILDA L. APPLBAUM            12 years         Senior Vice President -
 Vice Chairman                                 Capital World Investors
 of the Board
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             13 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           36 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DINA N. PERRY                17 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ANDREW B. SUZMAN             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 JOANNA F. JONSSON             6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 JOHN H. SMET                 17 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 STEVEN T. WATSON              6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE            6 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES R. MULALLY              3 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

                                       6

                                The Income Fund of America / Summary prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                 Investment Company File No. 811-01880
                                                                                              RPGEIP-906-1009P Litho in USA CGD/B/8037
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

                                       7

The Income Fund of America / Summary prospectus

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
SUPPLEMENT FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[Logo - American Funds/(R)/]            The right choice for the long term/(R)/

The Income Fund
of America/(R)/

CLASS         TICKER        R-3.........  RIDCX
A...........  AMECX         R-4.........  RIDEX
R-1.........  RIDAX         R-5.........  RIDFX
R-2.........  RIDBX         R-6.........  RIDGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 October 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN
 ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
 E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
 RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED
 OCTOBER 1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT
 PLAN PROSPECTUS.


Investment objectives

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the fund's prospectus and in the "Sales charge reductions and waivers" section on page 59 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------

 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none
-------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.13   0.18   0.53   0.22   0.17   0.12     0.07/*/
-------------------------------------------------------------------------------
 Total annual fund          0.64   1.46   1.56   1.00   0.70   0.40     0.35
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Income Fund of America / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $637    $768     $911      $1,327
--------------------------------------------------------------------
 R-1                              149     462      797       1,746
--------------------------------------------------------------------
 R-2                              159     493      850       1,856
--------------------------------------------------------------------
 R-3                              102     318      552       1,225
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6                               36     113      197         443
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 49%
of the average value of its portfolio.

                                       2

                                The Income Fund of America / Summary prospectus

Principal investment strategies

Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in

                                       3

The Income Fund of America / Summary prospectus


lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

                                       4

                                The Income Fund of America / Summary prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                          11.37%  (quarter ended June 30, 2003)
LOWEST                          -15.43%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       12/1/73      -32.93%  -0.46%    3.16%      10.85%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/17/02      -29.49%  -0.14%     2.25%
------------------------------------------------------------------
 R-2                     5/31/02      -29.55   -0.16      1.80
------------------------------------------------------------------
 R-3                      6/4/02      -29.19    0.31      2.46
------------------------------------------------------------------
 R-4                     6/27/02      -28.94    0.62      3.46
------------------------------------------------------------------
 R-5                     5/15/02      -28.73    0.92      2.86

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                              -36.99%  -2.19%    -1.38%      10.05%
 Barclays Capital U.S. Aggregate
 Index                                  5.24    4.65      5.63         N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index            -20.13    0.74      2.52         N/A
 Class A annualized 30-day yield at July 31, 2009: 4.86%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective. See page 10 of the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

                                       5

The Income Fund of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 HILDA L. APPLBAUM            12 years         Senior Vice President -
 Vice Chairman                                 Capital World Investors
 of the Board
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             13 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           36 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DINA N. PERRY                17 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ANDREW B. SUZMAN             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 JOANNA F. JONSSON             6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 JOHN H. SMET                 17 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 STEVEN T. WATSON              6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE            6 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES R. MULALLY              3 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

                                       6

                                The Income Fund of America / Summary prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                                 Investment Company File No. 811-01880
                                                                                              RPGEIP-906-1009P Litho in USA CGD/B/8037
---------------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

                                       7

The Income Fund of America / Summary prospectus